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October 7, 1999

Dear Strategic Group Variable Universal Life(R) Policyowner:

This information below supplements Massachusetts Mutual Life Insurance Company's Strategic Group Variable Universal Life(R) Prospectus dated May 1, 1999. Please place this supplement with your Prospectus, and retain it for future reference.

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                  STRATEGIC GROUP VARIABLE UNIVERSAL LIFE(R)
                       Supplement dated October 7, 1999
                      to the Prospectus dated May 1, 1999

The Strategic Group Variable Universal Life(R) Prospectus is amended as follows:

1. All references in the Prospectus to the "Panorama International Equity Portfolio" are changed to the "Oppenheimer International Growth Fund/VA."

2. A footnote number "(7)" is added to immediately follow the reference to "Oppenheimer International Growth Fund/VA" in the chart in the section entitled "Fund Charges" on page 7. The following footnote is added at the end of the "Fund Charges" section on page 7: "(7) Prior to October 1, 1999, this Fund was called the Panorama International Equity Portfolio."

3. Four asterisks are added to immediately follow the reference to "Oppenheimer International Growth Fund/VA" in the chart in the section entitled "Investments of the Separate Account" on pages 8-9. The following footnote is added at the end of the Division and Fund chart on page 9:
     "****Prior to October 1, 1999, this Fund was called the Panorama International Equity Portfolio."

4. One asterisk is added to immediately follow the heading "Oppenheimer International Growth Fund/VA" in the section entitled "Investments of the Separate Account" on page 12. The following footnote is added at the end of the paragraph describing the Oppenheimer International Growth Fund/VA on page 12: "*Prior to October 1, 1999, this Fund was called the Panorama International Equity Portfolio."

5. The first sentence of the fourth paragraph under the "Panorama Series Fund, Inc." heading on page 11 is deleted.



October 7, 1999